Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes
Income Taxes

(14) Income Taxes

We file a consolidated U.S. Federal and State income tax return. The current and deferred portions of net income tax expense included in the consolidated statements of income are presented below for the years ended December 31:

	2018	2017	2016
	(Dollars in Thousands)
Current
U.S.	$48,144	$56,974	$52,403
State	3,370	2,662	3,362
Foreign	(5)	—	—
Total current taxes	51,509	59,636	55,765
Deferred
U.S.	5,130	4,620	7,279
State	13	(50)	27
Total deferred taxes	5,143	4,570	7,306
Total income taxes	$56,652	$64,206	$63,071

Total income tax expense differs from the amount computed by applying the U.S. Federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 to income before income taxes. The reasons for the differences for the years ended December 31 are as follows:

	2018	2017	2016
	(Dollars in Thousands)
Computed expected tax expense	$57,831	$77,643	$69,253
Change in taxes resulting from:
Tax-exempt interest income	(3,101)	(4,701)	(3,940)
State tax, net of federal income taxes, tax credit and refunds	2,673	1,697	3,287
Resolution of IRS exam	—	(4,985)	—
Other investment income	(1,561)	(3,198)	(3,694)
Deferred tax adjustment due to federal tax rate change	(1,618)	(3,168)	—
Net investment expense, low income housing investments	2,518	387	—
Other	(90)	531	(1,835)
Actual tax expense	$56,652	$64,206	$63,071

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2018 and 2017 are reflected below:

	2018	2017
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$12,257	$14,546
Other real estate owned	2,459	2,053
Impairment charges on available-for-sale securities	1,054	844
Accrued expenses	81	81
Net unrealized losses on available for sale investment securities	15,182	9,680
Other	5,076	4,434
Total deferred tax assets	36,109	31,638
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(12,596)	(10,940)
Identified intangible assets and goodwill	(13,490)	(13,417)
Other	(14,787)	(12,474)
Total deferred tax liabilities	(40,873)	(36,831)
Net deferred tax liability	$(4,764)	$(5,193)

The net deferred tax liability of $4,764,000 at December 31, 2018 and $5,193,000 at December 31, 2017 is included in other liabilities in the consolidated statements of condition.

On December 22, 2017, the Tax Cuts and Jobs Act (“Tax Act”) was signed into law.  The Tax Act materially changes U.S. corporate income tax rates, among other things.  We were in a net deferred tax liability position at the time the Tax Act was enacted and subsequently revalued the carrying value of the net deferred liability and its components to the new 21% effective tax rate.  The change in the tax rate resulted in a net benefit to us of $4,786,000 and was included as a reduction to income tax expense in the consolidated income statement.